Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Schedule of carrying value of convertible debt

A roll forward of the carrying value of the convertible debt to March 31, 2024 is as follows:

	Balance	Conversion	Adjustment to	Balance
	December 31, 2023	January 3, 2024	fair value	March 31, 2024
Convertible debt at fair value	$3,260,934	$(99,416)	$(165,382)	$2,996,136

	Balance		Adjustment to	Balance
	December 31, 2022	Issued	fair value	December 31, 2023
Convertible debt at fair value	$—	$3,304,000	$(43,066)	$3,260,934

Schedule of United Kingdom research and development incentives receivable

	Current	Long-Term	Total
Balance at December 31, 2022	$104,198	$24,114	$128,312
UK research and development incentives, transfer	24,114	(24,114)	—
UK research and development incentives	—	24,897	24,897
Adjustments to 2021 and 2022 incentives earned	(1,113)	—	(1,113)
UK research and development incentives cash receipt	(104,422)	—	(104,422)
Foreign currency translation	1,117	571	1,688
Balance at December 31, 2023	$23,894	$25,468	$49,362

Schedule of potentially dilutive adjustments to the weighted average number of common shares excluded from the calculation

	As of March 31,
	2024	2023
Common stock purchase warrants	408,640	—
Stock options	56,568	11,946
Convertible debt	335,716	105,746
Total	800,924	117,692

	December 31,	December 31,
	2023	2022
Common stock purchase warrants	408,640	42
Stock options	56,609	11,946
Convertible debt	273,973	30,865
Total	739,222	42,853